PFPC Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406

May 5, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

Re:       Pictet Funds (the "Trust")
          Registration No. 33-92712, 811-9050

To the Staff of the Commission:

          In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, the Trust certifies that:

          a. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the Trust's Registration Statement on Form N-1A; and

          b. The text of the most recent Post-Effective Amendment to the Trust's Registration Statement was filed with the Commission via EDGAR on April 29, 2003.

If you have any questions, please call me directly at (610) 382-8733.

                                                   Very truly yours,

                                                   Pictet Funds

                                                    /S/ CHRISTINE M. PIERANGELI
                                                        ------------------------
                                                   By:  Christine M. Pierangeli
                                                        Regulatory Administrator